Fair values	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Fair values
17. Fair values
Fair values of cash and cash equivalents, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.